CONVERTIBLE NOTES PAYABLE	12 Months Ended
Jun. 30, 2021
CONVERTIBLE NOTES PAYABLE
CONVERTIBLE NOTES PAYABLE

NOTE 19. CONVERTIBLE NOTES PAYABLE

On November 25, 2020, the Company and certain accredited investors (the “Investors”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) pursuant to which the Company sold to the Investors, and the Investors purchased from the Company, in an unregistered private transaction, convertible promissory notes (the “Convertible Notes”) with an aggregate principal amount of $6,485,000, convertible into Class A Ordinary Shares, $0.0925 par value per share of the Company at a rate of $0.71 per Class A Ordinary Share, upon the terms and subject to the limitations and conditions set forth in such Convertible Notes.

The Convertible Notes bears interest at a rate of 12% per year and will have a term of six (6) months. The Company will repay the Convertible Notes principal and interest in six (6) equal monthly payments, subject to earlier conversion or repayment. The Holders have the right to convert the Convertible Notes, and the Company has the right to repay the Convertible Notes without penalty, in whole or in part during the term of the Notes. In the event of such early conversion or repayment, the Company has the right to make such payment in shares, cash, or combination of shares and cash, and the amount payable will equal the amount of accrued and outstanding principal and interest on such repaid amount, and the Company will not have any make-whole obligations. Assuming payment of principal and interest entirely in Class A Ordinary Shares and no early conversion or repayment, the Company would issue up to an aggregate of Class A 9,466,137 Ordinary Shares in connection with the Convertible Notes.

On January 28, 2021, the Company received the conversion notices from the Investors, and Class A Ordinary Shares totaling 9,225,338 were issued by the Company to the Investors equaling principal and interests amounted to $6,549,990, after the issuance, all the outstanding principle and interests have been converted.